GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 04, 2020	Feb. 27, 2019	Dec. 31, 2019	Dec. 31, 2018
General Information [Line Items]
Number of ordinary shares represented by American Depositary Receipts ("ADRs")		30
Gross proceeds			$ 13,966	$ 5,209
Subsequent Events | ADS
General Information [Line Items]
Issue of shares	2,927,267
Underwriters' option to purchase	381,817
Public offering price (in dollars per share)	$ 13.75
Gross proceeds	$ 40,250
Underwriting discounts and commissions	7.00%
Estimated offering expenses payable	$ 2,000